Average Annual Total Returns{- Fidelity® Dividend Growth Fund} - 07.31 Fidelity Dividend Growth Fund Retail PRO-08 - Fidelity® Dividend Growth Fund	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Dividend Growth Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Dividend Growth Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.73%	9.03%	11.56%	27.21%	6.42%	9.39%	17.97%	6.67%	9.06%	31.49%	11.70%	13.56%